Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 129.2%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,994,931
Alaska 1.3%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	6,000,000	6,820,380
Arizona 3.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,504,524
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,873,746
Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities, Series A, 4.5%, 1/1/2049	1,000,000	1,102,720
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	7,651,710
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,246,290
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	3,000,000	3,041,430
		16,420,420
California 14.3%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	3,191,975
Series A-1, 5.0%, 6/1/2035	2,500,000	3,184,075
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	5,139,039
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	413,862
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,691,650
5.25%, 4/1/2035	4,295,000	4,681,636
5.5%, 3/1/2040	1,370,000	1,374,795
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,472,628
Series A, AMT, 5.0%, 12/31/2047	640,000	781,574
Series A, AMT, 5.0%, 6/1/2048	240,000	292,493
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2048	700,000	873,131
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,269,618
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	8,571,230
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,712,335
Series D, AMT, 5.0%, 5/15/2048	5,000,000	6,352,700
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,816,200
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,673,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	6,001,150
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,747,760
		74,241,751
Colorado 4.9%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,317,204
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	976,557
Series A, 5.0%, 12/1/2048	1,305,000	1,558,549
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	12,619,302
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,713,272
Denver, CO, Health & Hospital Authority, Certificates of Participations, 550 Acoma, Inc., 5.0%, 12/1/2048	490,000	598,809
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	521,640
		25,305,333
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	524,314
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	2,061,167
District of Columbia 1.6%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	628,825
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	899,512
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,808,986
AMT, 5.0%, 10/1/2047	1,000,000	1,221,180
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2053	1,590,000	1,856,818
		8,415,321
Florida 10.4%
Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	625,000	723,875
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	401,797
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	2,002,229
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	2,500,000	2,796,275
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,896,402
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institution of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,114,520
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,823,343
Series A, AMT, 5.0%, 10/1/2047	965,000	1,173,112
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	3,087,950
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,794,800
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,912,948
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, Prerefunded, 5.375%, 10/1/2035	2,000,000	2,052,980
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,039,420
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	4,032,382
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	11,895,000	12,058,480
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	3,433,290
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	1,750,000	2,064,773
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,353,018
		53,761,594
Georgia 6.8%
Atlanta, GA, Airport Passenger Facilities Charge Revenue, Series D, AMT, 4.0%, 7/1/2039	2,000,000	2,377,480
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,799,749
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	1,046,754
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,270,473
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	505,000	506,697
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	560,813
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020 , GTY: JP Morgan Chase & Co.	7,250,000	7,259,642
Series A, 5.5%, 9/15/2024 , GTY: Merrill Lynch & Co.	5,000,000	5,923,400
Series A, 5.5%, 9/15/2028 , GTY: Merrill Lynch & Co.	10,000,000	13,120,600
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,164,803
		35,030,411
Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	626,260
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	385,308
		1,011,568
Hawaii 1.2%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,254,348
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,740,573
		5,994,921
Idaho 0.5%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, Prerefunded, 5.0%, 7/1/2035, INS: AGMC	2,500,000	2,534,525
Illinois 9.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,372,200
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	965,576
Series A, 5.5%, 1/1/2049	855,000	1,067,014
Chicago, IL, O'Hare International Airport Revenue, Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	9,386,730
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,485,695
Series A, AMT, 5.0%, 1/1/2053	4,500,000	5,504,715
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	800,000	830,488
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	475,458
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,417,940
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	974,027
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, Prerefunded, 5.0%, 11/15/2032	730,000	782,042
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,675,543
Series A, 5.0%, 11/15/2045	1,745,000	2,027,742
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,225,275
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,467,248
Series A, 5.0%, 5/1/2034	3,500,000	4,338,915
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	1,825,000	2,329,594
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,127,518
		48,453,720
Indiana 4.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group:
5.0%, 11/15/2043	245,000	284,905
5.0%, 11/15/2048	485,000	560,408
5.0%, 11/15/2053	2,200,000	2,532,178
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	5,000,000	5,411,550
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	4,125,485
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,740,480
		21,655,006
Iowa 0.8%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	645,000	749,587
Series A, 5.0%, 5/15/2047	1,940,000	2,205,877
Series A, 5.0%, 5/15/2048	820,000	945,165
		3,900,629
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	375,427
Series A, 5.25%, 6/1/2041	480,000	577,733
		953,160
Louisiana 3.4%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	840,775
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	7,151,640
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,017,910
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,925,223
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043 , INS: AGMC	1,020,000	1,262,485
Series A, 5.0%, 10/1/2048 , INS: AGMC	1,140,000	1,403,066
		17,601,099
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,293,579
Series A, 5.0%, 7/1/2048	1,050,000	1,285,263
		2,578,842
Maryland 1.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,153,930
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	907,887
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,464,900
Series A, 5.0%, 7/1/2048	3,000,000	3,505,410
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,419,580
		9,451,707
Massachusetts 0.6%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,911,250
Michigan 3.4%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,229,144
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,066,775
Michigan, State Finance Authority Revenue, Series A, 4.0%, 12/1/2049	4,000,000	4,698,000
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,482,216
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,381,420
		17,857,555
Minnesota 3.1%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	2,226,024
Series A, 5.0%, 2/15/2053	5,060,000	6,239,992
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,502,454
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	6,311,676
		16,280,146
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	385,062
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	1,060,000	1,218,990
		1,604,052
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,585,560
Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,240,888
New Jersey 3.4%
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,346,710
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,407,975
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	358,788
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	415,180
Series A, 5.0%, 6/15/2047	385,000	460,094
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	5,600,000	6,831,720
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	715,000	897,096
Series A, 5.0%, 12/15/2034	1,145,000	1,434,032
Series A, 5.0%, 12/15/2036	475,000	592,330
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	81,914
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	1,066,144
Series A, 5.25%, 6/1/2046	440,000	546,286
		17,438,269
New York 7.9%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,748,920
Series D, 5.0%, 11/15/2038	1,090,000	1,246,480
Series C, 5.0%, 11/15/2042	5,000,000	5,579,850
Series A-1, 5.25%, 11/15/2039	4,000,000	4,629,400
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,109,540
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,633,520
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	410,000	508,486
AMT, 5.0%, 1/1/2034	410,000	507,523
AMT, 5.0%, 1/1/2036	410,000	505,698
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	174,056
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	923,024
Series TE, 5.0%, 12/15/2035	1,000,000	1,152,590
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series EE, 5.375%, 6/15/2043	1,270,000	1,314,552
Series EE, Prerefunded, 5.375%, 6/15/2043	2,480,000	2,570,396
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	240,354
5.0%, 9/1/2039	510,000	596,047
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	958,176
Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2048	1,875,000	2,320,069
		40,718,681
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,525,736
Ohio 2.7%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,148,979
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,623,131
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,642,980
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,788,130
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,925,398
		14,128,618
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	4,163,948
Pennsylvania 7.6%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,788,433
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, Prerefunded, 5.375%, 7/1/2042	7,000,000	7,104,090
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	335,000	390,148
Series A, 5.0%, 12/1/2048	865,000	992,760
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	564,388
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,839,302
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	943,755
5.0%, 6/1/2035	375,000	470,381
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	24,124
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 4.0%, 8/15/2049	5,000,000	5,870,950
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,399,521
Series B-1, 5.0%, 6/1/2042	2,000,000	2,419,760
Series C, 5.0%, 12/1/2043	960,000	1,088,698
Series C, Prerefunded, 5.0%, 12/1/2043	3,040,000	3,505,181
Series A, 5.0%, 12/1/2044	1,665,000	2,089,675
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	2,835,000	2,865,391
Series B, AMT, 5.0%, 7/1/2047	915,000	1,101,632
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,851,120
		39,309,309
South Carolina 6.1%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,547,870
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,073,490
South Carolina, State Jobs-Economic Development Authority, Acts Retirement Life Communities, Inc., Series C, 5.0%, 11/15/2047	1,350,000	1,590,462
South Carolina, State Ports Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	6,000,000	6,842,340
Prerefunded, 5.25%, 7/1/2040	2,550,000	2,587,715
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,777,680
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	7,343,332
		31,762,889
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,475,748
Series A, 5.0%, 7/1/2044	1,600,000	1,941,424
		3,417,172
Texas 18.0%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,364,563
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,785,410
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,283,139
5.0%, 1/1/2048	6,145,000	7,513,983
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,214,850
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,123,920
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,839,670
Series B, 5.0%, 7/1/2048	5,000,000	6,218,200
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,761,187
Series F, 5.25%, 11/1/2033	3,500,000	4,026,330
Series A, Prerefunded, 5.25%, 11/1/2038	4,000,000	4,117,880
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	1,000,000	1,185,330
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	4,005,435
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,765,950
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,759,500
Texas, Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700% , 1.969% *, 12/15/2026, GTY: Merrill Lynch & Co.	1,250,000	1,254,038
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021 , GTY: Goldman Sachs Group, Inc.	1,155,000	1,227,141
5.5%, 8/1/2025 , GTY: Goldman Sachs Group, Inc.	7,250,000	8,786,710
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	1,600,000	1,638,928
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	4,250,000	5,060,220
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030 , GTY: Macquarie Group Ltd.	250,000	275,230
5.0%, 12/15/2031 , GTY: Macquarie Group Ltd.	3,165,000	3,480,709
5.0%, 12/15/2032 , GTY: Macquarie Group Ltd.	2,000,000	2,197,160
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,440,566
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	3,795,728
		93,121,777
Utah 0.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,190,189
Series A, AMT, 5.0%, 7/1/2048	575,000	708,285
		1,898,474
Virginia 0.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	480,336
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	3,645,000	4,337,295
		4,817,631
Washington 4.0%
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,334,616
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2048	6,000,000	7,427,160
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	2,985,000	3,096,609
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	1,953,480
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	275,000	334,343
5.0%, 8/15/2035	235,000	284,855
5.0%, 8/15/2036	155,000	187,522
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,264,600
		20,883,185
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,825,613
Wisconsin 0.8%
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,653,179
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	70,000	75,636
Series A, 5.0%, 9/15/2045	95,000	102,216
Series A, 5.0%, 9/15/2050	380,000	407,405
		4,238,436
Total Municipal Bonds and Notes (Cost $596,097,599)		668,439,988
Underlying Municipal Bonds of Inverse Floaters (a) 18.9%
Florida 2.4%
Orange County, FL, School Board, Certificates of Participations, Series C, 5.0%, 8/1/2034 (b)	10,000,000	12,255,100
Trust: Florida, School Board, Series 2016-XM0182, 144A, 14.36%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 6.9%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	10,000,000	11,721,125
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 10.57%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	12,761,107
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 14.552%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (b)	10,000,000	11,306,325
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 10.57%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
		35,788,557
New York 4.9%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	10,000,000	12,531,275
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 15.005%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (b)	7,165,000	9,256,911
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 14.887%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2038 (b)	2,685,000	3,431,239
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 14.94%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		25,219,425
Texas 2.3%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	10,000,000	12,171,425
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A,14.57%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	10,000,000	12,475,625
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 14.57%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $89,930,428)		97,910,132
	Shares	Value ($)
Open-End Investment Companies 0.5%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.953% ** (Cost $2,661,457)	2,660,634	2,661,166
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $688,689,484)	148.6	769,011,286
Floating Rate Notes (a)	(11.6)	(60,200,000)
Series 2018 MTPS, net of deferred offering costs	(38.4)	(198,744,973)
Other Assets and Liabilities, Net	1.4	7,431,845
Net Assets Applicable to Common Shareholders	100.0	517,498,158

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Current yield; not a coupon rate.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$766,350,120	$—	$766,350,120
Open-End Investment Companies	2,661,166	—	—	2,661,166
Total	$2,661,166	$766,350,120	$—	$769,011,286

(c)	See Investment Portfolio for additional detailed categorizations.